SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Reserve Quantities [Line Items]
Basis of accounting

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
Basis of accounting

Basis of accounting

The financial statement has been prepared in accordance with International Financial Reporting Standards (“IFRS”) by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by the Interpretation Committee of the IASB (“IFRIC”).The income statement, statements of comprehensive income, statements of changes in equity and statements of cash flows as required under IFRS have not been presented because the Company did not present any activity as of June 30, 2021.

CODERE ONLINE LUXEMBOURG S.A.

NOTES TO THE FINANCIAL STATEMENT AS OF June 30, 2021

(Thousands of Euros)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

The financial statement has been prepared on a historical cost basis, in thousands of euros.

This financial statement represents the Company’s first IFRS financial statement. Accordingly, the Company has prepared this financial statement in compliance with IFRS applicable for periods ending on or after June 30, 2021. No comparative information has been prepared as this financial statement is the first the Company has prepared due to its incorporation on June 4, 2021.

New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

As of June 30, 2021, the following standards, amendments and interpretations have been published by the IASB, but their application is not yet mandatory for the Company, and the Company has not elected to early adopt the policies once allowed to do so.

Standards and Amendments		Mandatory application: annual periods beginning on or after
Amendment to IFRS 3 – Reference to the Conceptual Framework	IFRS 3 is updated to align the definitions of assets and liabilities in a business combination with those in the Conceptual Framework.	1 January 2022

Amendment to IAS 16 – Proceeds Before Intended Use	The amendment prohibits deducting any proceeds from the sale of items produced while the company is preparing an asset for its intended use from the cost of an item of property, plant and equipment.	1 January 2022

Amendment to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	The amendment explains that the direct cost of fulfilling a contract includes the incremental costs of fulfilling that contract and an allocation of other costs directly related to the performance of the contract.	1 January 2022

Annual Improvements to IFRS 2018–2020.	Minor Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	1 January 2022

Amendments to IAS 1- Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023

IFRS 17 – Insurance Contracts	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies	1 January 2023

Amendments to IAS 1- Presentation of Financial Statements. Disclosure of accounting policies	The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023

The Company estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the financial statement in the initial period of application.

CODERE ONLINE LUXEMBOURG S.A.

NOTES TO THE FINANCIAL STATEMENT AS OF June 30, 2021

(Thousands of Euros)